Investments in Associates (Tables)	12 Months Ended
Dec. 31, 2017
Interests In Other Entities [Abstract]
Schedule of investments in associates
Changes in the investments in associates balances for the years ended December 31 were as follows:

	2017
	Associates	Joint arrangements	Fairfax India associates	Fairfax Africa associates	Total
Balance - January 1	1,769.6	623.4	240.5	—	2,633.5

Share of pre-tax comprehensive income (loss) of associates and joint arrangements:
Share of profit of associates and joint arrangements	25.6	128.2	45.5	1.2	200.5
Share of other comprehensive income (loss), excluding gains (losses) on defined benefit plans	22.9	46.4	(0.1)	(1.3)	67.9
Share of gains (losses) on defined benefit plans	12.4	—	(0.1)	—	12.3
	60.9	174.6	45.3	(0.1)	280.7

Dividends and distributions received	(50.5)	(57.0)	(26.8)	—	(134.3)
Purchases and acquisitions	367.4	301.6	682.9	219.9	1,571.8
Divestitures and other net changes in capitalization	(290.5)	(2.4)	(0.7)	—	(293.6)
Reclassifications(1)	(440.4)	—	(20.4)	—	(460.8)
Foreign exchange effect	20.5	9.8	28.7	—	59.0
Balance - December 31	1,437.0	1,050.0	949.5	219.8	3,656.3

(1)	Comprised of the consolidation of Grivalia Properties, the reduction of the company's investment in ICICI Lombard and the consolidation of Fairchem subsequent to its merger with Privi Organics.

	2016
	Associates	Joint arrangements	Fairfax India associates	Fairfax Africa associates	Total
Balance - January 1	1,538.7	191.5	202.7	—	1,932.9

Share of pre-tax comprehensive income (loss) of associates and joint arrangements:
Share of profit (loss) of associates and joint arrangements	32.1	(21.5)	13.6	—	24.2
Share of other comprehensive loss, excluding losses on defined benefit plans	(24.9)	(14.4)	—	—	(39.3)
Share of losses on defined benefit plans	(43.5)	—	—	—	(43.5)
	(36.3)	(35.9)	13.6	—	(58.6)

Dividends and distributions received	(45.6)	(47.8)	(4.6)	—	(98.0)
Purchases and acquisitions	306.2	528.4	20.5	—	855.1
Divestitures and other net changes in capitalization	5.6	(11.6)	13.7	—	7.7
Foreign exchange effect	1.0	(1.2)	(5.4)	—	(5.6)
Balance - December 31	1,769.6	623.4	240.5	—	2,633.5
The following summarizes the company's investments in associates:

	December 31, 2017							Year ended December 31, 2017
			Carrying value
	Ownership percentage	Fair value(a)	Associates and joint arrangements		Fairfax India and Fairfax Africa associates		Total	Share of profit (loss)(8)
Insurance and reinsurance:
Eurolife ERB Insurance Group Holdings S.A. ("Eurolife")	43.3%	303.0	298.0	(b)	—		298.0	117.6
Gulf Insurance Company ("Gulf Insurance")	41.4%	233.1	185.4		—		185.4	7.7
Thai Re Public Company Limited ("Thai Re")(1)	34.9%	80.5	80.3		—		80.3	(21.3)
Bank for Investment and Development of Vietnam Insurance Joint Stock Corporation (“BIC Insurance”)	35.0%	66.7	48.6		—		48.6	1.6
Singapore Reinsurance Corporation Limited ("Singapore Re")	27.8%	39.6	38.5		—		38.5	3.2
Ambridge Partners LLC ("Ambridge Partners")	50.0%	34.9	34.9		—		34.9	4.4
Go Digit Infoworks Services Private Limited ("Digit")(2)	45.3%	10.6	10.6		—		10.6	—
Falcon Insurance PLC ("Falcon Thailand")	41.2%	9.2	9.2		—		9.2	—
Camargue Underwriting Managers Group Ltd. ("Camargue")	50.0%	5.5	5.5		—		5.5	0.7
ICICI Lombard General Insurance Company Limited ("ICICI Lombard")(3)	—	—	—		—		—	24.0
		783.1	711.0		—		711.0	137.9
Non-insurance:
Agriculture
Astarta Holding N.V. ("Astarta")(4)	28.1%	101.2	140.6		—		140.6	15.8
Farmers Edge Inc. ("Farmers Edge")(5)	46.1%	95.0	88.1		—		88.1	(10.5)
		196.2	228.7		—		228.7	5.3
Real estate
KWF Real Estate Ventures Limited Partnerships ("KWF LPs")(6)	—	213.4	213.4	(b)	—		213.4	12.2
Grivalia Properties REIC ("Grivalia Properties")(7)	—	—	—		—		—	12.8
Other	—	88.7	88.6	(b)	—		88.6	9.0
		302.1	302.0		—		302.0	34.0
India
Bangalore International Airport Limited ("Bangalore Airport")(12)	48.0%	608.3	—		611.1	(c)	611.1	15.8
IIFL Holdings Limited (“IIFL Holdings”)(13)	35.5%	1,185.1	102.7		317.2	(c)	419.9	36.5
5paisa Capital Limited ("5paisa")(13)	35.5%	26.6	6.6		20.2	(c)	26.8	—
Fairchem Limited ("Fairchem")(14)	—	—	—		—		—	0.2
Other	—	0.6	—		1.0	(c)	1.0	—
		1,820.6	109.3		949.5		1,058.8	52.5
Africa
Atlas Mara Limited ("Atlas Mara")(15)	43.3%	168.7	—		170.3	(d)	170.3	1.6
AFGRI Holdings Proprietary Limited ("AFGRI")(16)	60.0%	119.0	—		49.5	(d)	49.5	(0.4)
		287.7	—		219.8		219.8	1.2
Other
Resolute Forest Products Inc. ("Resolute")(8)	33.8%	334.0	320.6		—		320.6	0.3
APR Energy plc ("APR Energy")(9)	67.8%	336.4	309.4	(b)	—		309.4	(3.1)
Peak Achievement Athletics ("Peak Achievement")(10)	42.6%	153.5	144.8	(b)	—		144.8	(6.2)
Arbor Memorial Services Inc. ("Arbor Memorial")	43.4%	111.8	61.4		—		61.4	10.6
Partnerships, trusts and other(11)	—	303.9	299.8		—		299.8	(32.0)
		1,239.6	1,136.0		—		1,136.0	(30.4)

		3,846.2	1,776.0		1,169.3		2,945.3	62.6

Investments in associates		4,629.3	2,487.0		1,169.3		3,656.3	200.5

As presented on the consolidated balance sheet:
Investments in associates		2,824.3					2,487.0
Fairfax India cash and portfolio investments(12)(13)		1,517.3					949.5
Fairfax Africa cash and portfolio investments(15)(16)		287.7					219.8
		4,629.3					3,656.3

(a)	See note 5 for fair value hierarchy information.

(b)	These investments are considered joint arrangements.

(c)	Fairfax India associate.

(d)	Fairfax Africa associate.

	December 31, 2016							Year ended December 31, 2016
			Carrying value
	Ownership percentage	Fair value(a)	Associates and joint arrangements		Fairfax India associates		Total	Share of profit (loss)(8)
Insurance and reinsurance:
Eurolife ERB Insurance Group Holdings S.A. ("Eurolife")	40.0%	171.4	150.6	(b)	—		150.6	(6.4)
Gulf Insurance Company ("Gulf Insurance")	41.4%	235.8	195.7		—		195.7	14.0
Thai Re Public Company Limited ("Thai Re")	32.4%	80.2	94.7		—		94.7	(1.8)
Bank for Investment and Development of Vietnam Insurance Joint Stock Corporation (“BIC Insurance”)	35.0%	68.5	48.4		—		48.4	1.8
Singapore Reinsurance Corporation Limited ("Singapore Re")	27.8%	35.5	34.6		—		34.6	2.0
Ambridge Partners LLC ("Ambridge Partners")	50.0%	31.4	31.4		—		31.4	3.4
Falcon Insurance PLC ("Falcon Thailand")	41.2%	8.8	8.8		—		8.8	0.7
Camargue Underwriting Managers Group Ltd. ("Camargue")	50.0%	5.2	5.2		—		5.2	0.2
ICICI Lombard General Insurance Company Limited ("ICICI Lombard")	34.6%	878.0	371.1		—		371.1	44.1
		1,514.8	940.5		—		940.5	58.0
Non-insurance:
Real estate
KWF Real Estate Ventures Limited Partnerships ("KWF LPs")(6)	—	202.8	202.8	(b)	—		202.8	13.9
Grivalia Properties REIC ("Grivalia Properties")	40.6%	332.4	295.9		—		295.9	16.1
		535.2	498.7		—		498.7	30.0
India
IIFL Holdings Limited (“IIFL Holdings”)	30.5%	373.9	96.3		220.1	(c)	316.4	18.5
Fairchem Limited ("Fairchem")	44.9%	45.5	—		19.4	(c)	19.4	0.3
Other	—	0.4	—		1.0	(c)	1.0	—
		419.8	96.3		240.5		336.8	18.8
Other
Resolute Forest Products Inc. ("Resolute")(8)	33.9%	162.5	304.5		—		304.5	(73.6)
APR Energy plc (‘‘APR Energy’’)	45.0%	234.0	187.3	(b)	—		187.3	(29.0)
Peak Achievement Athletics ("Peak Achievement")	38.2%	83.0	82.7	(b)	—		82.7	—
Arbor Memorial Services Inc. ("Arbor Memorial")	43.4%	93.6	56.0		—		56.0	9.0
Partnerships, trusts and other	—	224.4	227.0		—		227.0	11.0
		797.5	857.5		—		857.5	(82.6)

		1,752.5	1,452.5		240.5		1,693.0	(33.8)

Investments in associates		3,267.3	2,393.0		240.5		2,633.5	24.2

As presented on the consolidated balance sheet:
Investments in associates		2,955.4					2,393.0
Fairfax India cash and portfolio investments		311.9					240.5
		3,267.3					2,633.5

(a)	See note 5 for fair value hierarchy information.

(b)	These investments are considered joint arrangements.

(c)	Fairfax India associate.

Insurance and reinsurance associates

(1)
At December 31, 2017 Thai Re Public Company Limited's ("Thai Re") recoverable amount of $80.3 was determined to be lower than its carrying value, resulting in a non-cash impairment charge of $17.7 recognized in share of profit (loss) of associates in the consolidated statement of earnings.

(2)
Through various transactions during 2017 the company acquired a 45.3% equity interest in Go Digit Infoworks Private Limited ("Digit”) for cash consideration of $10.6 (694.4 million Indian rupees) and invested in convertible preferred shares of Digit for $48.9 (3.2 billion Indian rupees). Digit is a newly formed Indian company that has established and is operating an insurance company in India named Go Digit General Insurance Limited.

(3)
On July 6, 2017 the company sold a 12.2% equity interest in ICICI Lombard General Insurance Company Limited ("ICICI Lombard") to private equity investors for net proceeds of $376.3 and a net realized investment gain of $223.3. On September 19, 2017 the company sold an additional 12.1% equity interest through participation in ICICI Lombard's initial public offering for net proceeds of $532.2 and a net realized investment gain of $372.3. The company's remaining 9.9% equity interest in ICICI Lombard was reclassified from the equity method of accounting to common stock at FVTPL, resulting in a $334.5 re-measurement gain.

Non-insurance associates

(4)
Through various transactions between January 3, 2017 and May 10, 2017, the company acquired an aggregate equity interest in Astarta Holding N.V. (“Astarta”) of 28.0% with an initial carrying value of $120.1 under the equity method of accounting, comprised of cash consideration of $104.4 (420.1 million Polish zlotys) and re-measurements to fair value of $15.7. Astarta specializes in sugar production, crop growing, soybean processing and cattle farming, primarily in Ukraine.

(5)
On March 1, 2017 the company acquired a 46.1% equity interest in Farmers Edge Inc. ("Farmers Edge") for purchase consideration of $95.0. Farmers Edge specializes in data science, precision agronomy (farming), geographic information systems, hardware engineering, software development, soil science and sustainability.

(6)
The KWF LPs are partnerships formed between the company and Kennedy-Wilson Holdings, Inc. and its affiliates ("Kennedy Wilson") to invest in U.S. and international real estate properties. The company participates as a limited partner in the KWF LPs, with limited partnership interests ranging from 50% to 90%. Kennedy Wilson is the general partner and holds the remaining limited partnership interest in each of the KWF LPs.

(7)
On July 4, 2017 the company acquired control of Grivalia Properties REIC ("Grivalia Properties") by increasing its equity interest to 52.6% through the purchase of an additional 10.3% equity interest from Eurobank Ergasias S.A. for cash consideration of $100.0 (€88.0). Accordingly, the company re-measured its equity accounted carrying value of Grivalia Properties to fair value, recorded a net realized gain of $51.3 and commenced consolidating Grivalia Properties (and its equity accounted investments with a fair value of $39.5) in the Other reporting segment. Pursuant to Greek securities law, the company then made a tender offer for all remaining outstanding shares of Grivalia Properties which expired on September 6, 2017, resulting in the company increasing its equity interest by 0.1% to 52.7% for cash consideration of $0.6 (€0.5). Grivalia Properties is a real estate investment company listed on the Athens Stock Exchange.

(8)
At December 31, 2016 the carrying value of the company's investment in Resolute Forest Products Inc. ("Resolute") exceeded its fair value as determined by the market price of Resolute shares. The company performed a value-in-use analysis to establish the recoverable amount of its investment in Resolute and recognized a non-cash impairment charge of $100.4 in share of profit of associates in the 2016 consolidated statement of earnings.

(9)
On July 20, 2017 the company increased its indirect equity interest in APR Energy plc ("APR Energy") to 67.9% through the acquisition of an additional 22.9% equity interest for purchase consideration of $109.0. APR Energy continues to be reported under the equity method of accounting due to certain contractual arrangements between Fairfax and the second-largest shareholder which preclude either party from exercising unilateral control over APR Energy's most relevant decisions governing its operations, including the appointment of executive management and the approval of the detailed annual business plan. On October 13, 2017 APR Energy obtained further capital financing through the issuance of common shares to existing shareholders for which the company participated by investing an additional $13.2. The net impact of the common share issuance reduced the company's indirect equity interest to 67.8%.

(10)
On March 1, 2017 the restructuring of Performance Sports Group Ltd. ("PSG") was substantially completed after all of the assets and certain related operating liabilities of PSG were sold to an intermediate holding company ("Performance Sports") co-owned by Fairfax and Sagard Holdings Inc. The company's $153.5 equity investment in Performance Sports represents a voting interest of 50.0% and an equity interest of 42.6%. On April 3, 2017 Performance Sports was renamed Peak Achievement Athletics Inc. ("Peak Achievement").

(11)
On August 2, 2017 the company acquired an 81.2% non-voting equity interest in Sigma Companies International Corp. ("Sigma") for cash consideration of $41.4. Sigma, through its subsidiary, is engaged in global water and wastewater infrastructure projects.

Fairfax India

(12)
On March 24, 2017 Fairfax India acquired a 38.0% equity interest in Bangalore International Airport Limited (“Bangalore Airport”) for cash consideration of $385.5 (25.2 billion Indian rupees). On July 13, 2017 Fairfax India increased its equity interest in Bangalore Airport to 48.0% through the acquisition of an additional 10.0% equity interest from a wholly-owned subsidiary of GVK Power and Infrastructure Limited ("GVK") for purchase consideration of $200.1 (12.9 billion Indian rupees). A put option previously issued to GVK during the company's initial investment in Bangalore Airport was terminated by this transaction. Bangalore Airport, under a concession agreement with the Government of India, operates and manages the Kempegowda International Airport in Bengaluru, India through a public-private partnership.

(13)
On October 20, 2017 IIFL Holdings Limited ("IIFL Holdings") completed a spin-off of a wholly owned subsidiary resulting in the entity 5paisa Capital Limited ("5paisa"). IIFL Holdings investors received 5paisa shares pro rata based on existing ownership in IIFL Holdings. The transaction was recorded as a non-cash distribution that reduced the carrying value of the company's investment in IIFL Holdings. Subsequent to the spin-off transaction, the company holds a 35.5% equity interest in 5paisa recorded at an initial carrying value of $26.4. 5paisa is a provider of a web-based, mobile technology platform that facilitates trading of securities on the BSE and NSE of India.

(14)
On March 14, 2017 Fairchem Speciality Limited ("Fairchem") and Privi Organics Limited ("Privi Organics") completed their previously announced merger, with the merged entity continuing under the Fairchem name and being consolidated by Fairfax India (see note 23).

Fairfax Africa

(15)
On August 31, 2017 Fairfax Africa, through a series of transactions, acquired a 42.4% equity interest in Atlas Mara Limited ("Atlas Mara") for cash consideration of $155.8. On December 22, 2017 Fairfax Africa acquired an additional 0.9% equity interest in Atlas Mara for cash consideration of $2.4. Atlas Mara is a financial services institution listed on the London Stock Exchange that operates in seven sub-Saharan countries.

(16)
On February 17, 2017 the company contributed its indirect equity ownership interest in AFGRI Holdings Proprietary Limited ("AFGRI") to Fairfax Africa (fair value of $72.8 and carrying value of $40.5) in exchange for 7,284,606 multiple voting shares of Fairfax Africa valued at $10.00 per multiple voting share (see note 23). Despite the company's significant equity interest, AFGRI is reported under the equity method of accounting due to contractual arrangements between Fairfax Africa and certain other shareholders of AFGRI which preclude any shareholders from exercising unilateral control over AFGRI's most relevant decisions governing its operations, including approval of significant transactions and the five-year business plan.